Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Operating taxes and levies recognized in profit or loss

(in millions of euros)	2023	2022	2021
Territorial Economic Contribution, IFER and similar taxes	(559)	(642)	(652)
Spectrum fees	(374)	(373)	(360)
Levies on telecommunication services	(314)	(333)	(329)
Other operating taxes and levies	(547)	(534)	(586)
Total	(1,794)	(1,882)	(1,926)

Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Value Added Tax (VAT)	1,111	1,114	1,025
Other operating taxes and levies	122	151	138
Operating taxes and levies - receivables	1,233	1,265	1,163
Value added tax (VAT)	(743)	(687)	(682)
Territorial Economic Contribution, IFER and similar taxes	(109)	(96)	(89)
Spectrum fees	(21)	(19)	(18)
Levies on telecommunication services	(132)	(107)	(143)
Other operating taxes and levies	(479)	(496)	(504)
Operating taxes and levies - payables	(1,483)	(1,405)	(1,436)
Operating taxes and levies - net	(251)	(140)	(273)

Net operating taxes and levies (payable)

(in millions of euros)	2023	2022	2021
Net tax liabilities and operating taxes and levies - in the opening balance	(140)	(273)	(175)
Operating taxes and levies recognized in profit or loss	(1,794)	(1,882)	(1,926)
Operating taxes and levies paid(1)	1,680	1,906	1,914
Changes in the scope of consolidation(2)	(33)	—	(67)
Translation adjustment	21	42	(19)
Reclassifications and other items	16	68	(1)
Net tax liabilities and operating taxes and levies - in the closing balance	(251)	(140)	(273)

(1)	In 2021, included the reclassification in the consolidated statement of cash flows of 34 million euros as investing activities corresponding to the VAT disbursement by Orange Polska in connection with the loss of exclusive control on the FiberCo in Poland (see Note 3.2).
(2)	In 2023, includes mainly the acquisition of VOO.

In 2021, included the losses of exclusive control on Orange Concessions in France and on the FiberCo in Poland.

Income tax in profit and loss

(in millions of euros)	2023	2022	2021
Orange SA tax group	(243)	(541)	3
• Current tax	(150)	(417)	(129)
• Deferred tax	(92)	(124)	133
Spanish tax group	6	50	(115)
• Current tax	1	—	—
• Deferred tax	5	50	(115)
Africa & Middle East	(552)	(528)	(431)
• Current tax	(544)	(536)	(420)
• Deferred tax	(9)	8	(11)
United Kingdom	(103)	(74)	(264)
• Current tax	(104)	(75)	(76)
• Deferred tax	1	1	(188)
Other subsidiaries	20	(172)	(156)
• Current tax	(178)	(140)	(125)
• Deferred tax(1)	198	(32)	(31)
Total Income taxes	(871)	(1,265)	(962)
Current tax	(975)	(1,168)	(750)
Deferred tax	103	(97)	(212)

(1)

In 2023, includes a deferred tax income of 190 million euros recognized for Belgian subsidiaries (other than the Orange Belgium group) to reflect the favorable effect of the change in business projections for the recoverability of deferred tax assets.

Effective income tax on continuing operations

(in millions of euros)	Note	2023	2022	2021
Profit before tax		3,763	3,882	1,740
Statutory tax rate in France		25.83%	25.83%	28.41%
Theoretical income tax		(972)	(1,003)	(494)
Reconciling items :
Impairment of goodwill (1)	7.1	—	(211)	(1,052)
Impact related to the loss of exclusive control on Orange Concessions		—	—	557
Share of profits (losses) of associates and joint ventures		(8)	—	1
Adjustment of prior-year taxes		8	(13)	(23)
Recognition / (derecognition) of deferred tax assets(2)		190	83	(149)
Difference in tax rates (3)		(27)	10	85
Change in applicable tax rates (4)		—	—	(235)
Other reconciling items(5)		(62)	(130)	348
Effective income tax		(871)	(1,265)	(962)
Effective tax rate (ETR)		23.16%	32.59%	55.31%

(1)	Reconciliation effect calculated based on the tax rate applicable to the parent company of the Group. The difference in tax rates between the parent company and the subsidiary locally is presented below in “Difference in tax rates.”

In 2021 and 2022, the impairment losses recorded on goodwill generated a reconciliation effect at the Group tax rate of (1,052) million euros and (211) million euros, respectively. Excluding these effects, the Group ETR was 17.7% in 2021 and 26.9% in 2022.

(2)	In 2023, deferred tax incomes of respectively 190 million euros and 30 million euros have been recognized for Belgian subsidiaries (other than the Orange Belgium group) and in Spain, to reflect the favorable effect of the change in business projections for the recoverability of deferred tax assets.

In 2021, a deferred tax expense was recognized in Spain for (162) million euros, to reflect the negative impact of the unfavorable developments in business plans on the recoverable amount of deferred tax assets.

(3)	The Group is present in jurisdictions in which tax rates are different from the French tax rate, mainly in Guinea (tax rate of 35%), in Poland (tax rate of 19%), in Senegal (tax rate of 30%), in Mali (tax rate of 30%) and in Côte d'Ivoire (tax rate of 30%).
(4)	Takes into account the remeasurement of deferred tax following tax legislation introducing changes in tax rates, as well as the impact of recognizing deferred tax in the period at tax rates different from the rate applicable in the current fiscal year.
(5)	In 2021, included a tax income resulting from the reassessment of an income tax expense booked in periods prior to those presented.

Corporate income tax on other comprehensive income

(in millions of euros)	2023		2022		2021
	Gross	Deferred	Gross	Deferred	Gross	Deferred
	amount	tax	amount	tax	amount	tax
Actuarial gains and losses on post-employment benefits	(96)	20	176	(47)	59	(14)
Assets at fair value	5	—	(112)	—	11	—
Cash flow hedges	(269)	66	295	(70)	317	(84)
Translation adjustment	(28)	—	(374)	—	200	—
Other comprehensive income of associates and joint ventures	(12)	—	51	—	1	—
Total presented in other comprehensive income	(400)	86	37	(117)	587	(98)

Tax position in the statement of financial position

	December 31, 2023			December 31, 2022			December 31, 2021
(in millions of euros)	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
Orange SA tax group
• Current tax	59	—	59	—	31	(31)	26	—	26
• Deferred tax	123	—	123	135	—	135	362	—	362
Spanish tax group
• Current tax	9	—	9	1	—	1	13	—	13
• Deferred tax (1)	—	156	(156)	—	161	(161)	—	211	(211)
Africa & Middle East
• Current tax	92	343	(251)	68	395	(327)	62	328	(266)
• Deferred tax	134	59	75	128	58	70	127	93	34
United Kingdom
• Current tax	—	—	—	2	—	2	—	5	(5)
• Deferred tax (2)	—	785	(785)	—	786	(786)	—	787	(787)
Other subsidiaries
• Current tax	80	117	(37)	77	112	(34)	80	92	(12)
• Deferred tax (3)	341	143	198	157	120	38	202	94	109
Total
• Current tax	240	460	(220)	149	538	(389)	181	425	(244)
• Deferred tax	598	1,143	(545)	421	1,124	(704)	692	1,185	(493)

(1)	The recognized deferred tax assets are offset by deferred tax liabilities on goodwill which is tax deductible.
(2)	Mainly deferred tax liabilities on the Orange brand.
(3)	In 2023, a deferred tax asset of 190 million euros has been recognized for Belgian subsidiaries (other than the Orange Belgium group), to reflect the favorable effect of the change in business projections for the recoverability of deferred tax assets.

Change in net current tax

(in millions of euros)	2023	2022	2021
Net current tax assets/(liabilities) - in the opening balance	(389)	(244)	(545)
Cash tax payments/(reimbursements)(1)(2)	1,133	1,022	1,028
Change in income statement(2)	(975)	(1,168)	(750)
Change in retained earnings(3)	6	(2)	29
Changes in the scope of consolidation	(13)	—	1
Translation adjustment	6	2	(7)
Reclassifications and other items	11	1	—
Net current tax assets/(liabilities) - in the closing balance	(220)	(389)	(244)

(1)	In 2022 and 2023, includes tax payments / (reimbursements) related to the loss of exclusive control on the FiberCo in Poland, reclassified in investing activities in the consolidated statement of cash flows.
(2)	In 2021, included disbursements and tax expenses on gains arising from the losses of exclusive control on Orange Concessions in France and on the FiberCo in Poland, of 47 million euros and 27 million euros respectively, reclassified in investing activities in the consolidated statement of cash flows.
(3)	Mainly corresponds to the tax effect of the remeasurement of the portion of subordinated notes denominated in foreign currency (until 2022) and the tax effects of transaction costs and premium paid related to the refinancing of subordinated notes.

Change in net deferred tax

(in millions of euros)	2023	2022	2021
Net deferred tax assets/(liabilities) - in the opening balance	(704)	(493)	(181)
Change in income statement	103	(97)	(212)
Change in other comprehensive income	86	(117)	(98)
Change in retained earnings	—	—	5
Change in the scope of consolidation(1)	(51)	(21)	(1)
Translation adjustment	20	25	(5)
Reclassifications and other items	1	—	(1)
Net deferred tax assets/(liabilities) - in the closing balance	(545)	(704)	(493)
(1)	In 2023, mainly corresponds to the acquisition of VOO.

Deferred tax assets and liabilities by type

	December 31, 2023			December 31, 2022			December 31, 2021
			Income			Income			Income
(in millions of euros)	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment
Provisions for employee benefit obligations	747	—	46	679	—	22	705	—	218
Fixed assets	477	1,603	(32)	465	1,481	(75)	528	1,476	(218)
Tax loss carryforwards	4,037	—	(21)	3,935	—	20	3,958	—	37
Other differences	2,717	3,216	(84)	2,658	3,168	(145)	2,673	2,960	(76)
Deferred tax	7,978	4,819	(90)	7,736	4,649	(178)	7,865	4,436	(38)
Depreciation of deferred tax assets	(3,704)	—	193	(3,791)	—	80	(3,922)	—	(174)
Netting	(3,676)	(3,676)	—	(3,525)	(3,525)	—	(3,251)	(3,251)	—
Total	598	1,143	103	421	1,124	(97)	692	1,185	(212)